Other Losses - Schedule of Sale of Subsidiary (Details)	12 Months Ended
Dec. 31, 2024 USD ($)
Schedule of Sale of Subsidiary [Abstract]
Fair value of the consideration	$ 1
Net asset of the disposed asset	(344,243)
Loss on sale before foreign currency translation effect	(344,242)
Foreign currency translation effect	1,289
Loss on disposal of a subsidiary	(342,953)
Carrying amount of the investment cost of the disposed subsidiary:
Cash	374,556
Trade receivables	3,292
Other current assets	1,413,838
Total assets	1,791,686
Short-term loan	(1,126,776)
Other current liabilities	(320,667)
Total liabilities	(1,447,443)
Net assets	$ 344,243